Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary shares	Additional paid-in capital	Statutory Reserves	Accumulated deficit	Accumulated other comprehensive income(loss)	Total
Balance at Dec. 31, 2021		$ 14,000	$ 55,327,885	$ 166,038	$ (38,898,664)	$ 213,695	$ 16,822,954
Balance (in Shares) at Dec. 31, 2021	[1]	2,800,000
Net loss for the year					(2,561,907)		(2,561,907)
Issuance of common stock for compensation		$ 27	(27)
Issuance of common stock for compensation (in Shares)	[1]	5,325
Foreign currency translation adjustment						(86,083)	(86,083)
Balance at Dec. 31, 2022		$ 14,027	55,327,858	166,038	(41,460,571)	127,612	14,174,964
Balance (in Shares) at Dec. 31, 2022	[1]	2,805,325
Net loss for the year					(1,903,277)		(1,903,277)
Foreign currency translation adjustment						(41,793)	(41,793)
Balance at Dec. 31, 2023		$ 14,027	55,327,858	166,038	(43,363,848)	85,819	12,229,894
Balance (in Shares) at Dec. 31, 2023	[1]	2,805,325
Net loss for the year					(2,004,831)		(2,004,831)
Foreign currency translation adjustment						1,439	1,439
Balance at Dec. 31, 2024		$ 14,027	$ 55,327,858	$ 166,038	$ (45,368,679)	$ 87,258	$ 10,226,502
Balance (in Shares) at Dec. 31, 2024	[1]	2,805,325

[1]	Retrospectively restated for one-for-five reverse split with effective date of August 10, 2022